One Commerce Square
                                        Philadelphia, PA 19103


Delaware Investments
____________________                              DELAWARE
                                                  INVESTMENTS
                                                  ___________


                                             1933 Act Rule 497(j)
                                        1933 Act File No. 2-70164
                                       1940 Act File No. 811-3120

August 30, 1999

Filed via EDGAR (CIK #0000320572)
_________________________________


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-70164
     DELAWARE GROUP TAX-FREE MONEY FUND
     ____________________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 25, the most recent post-effective amendment of Delaware Group Tax-Free Money Fund. Post-Effective Amendment No. 25 was filed electronically with the Commission on August 27, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/Michael T. Pellegrino
________________________

Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel

Enclosure